Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
SanJac Alpha Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Core Plus Bond ETF
Class Name	SanJac Alpha Core Plus Bond ETF
Trading Symbol	SJCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/etf-sjcp/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/etf-sjcp/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SanJac Alpha Core Plus Bond ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  May 31, 2026,  the Fund  delivered total returns of 4.69% (based on net asset value).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s results reflected the income generated by its core government holdings alongside a complement of selected credit securities, including mREIT exchange-traded debt and preferred shares. The Federal Reserve’s three rate cuts in the second half of 2025, which brought the target range to 3.50%–3.75%, supported the exposure to mREITs which tend to benefit from lower funding costs on their borrowings.
The Fund’s primary test came in late February and March 2026. U.S.-led strikes on Iran beginning February 28 led to a tactical closure of the Strait of Hormuz, the maritime chokepoint through which roughly a fifth of the world’s petroleum passes. Brent crude spiked from around $72 to nearly $120 per barrel in a matter of days, and the inflationary implications pushed the 10-year Treasury yield from approximately 3.96% to a multi-month high near 4.48%.
The Fund’s U.S. Treasury holdings had some sensitivity to the rapid rate  selloff, though our durations in the Fund were held at low levels for defensiveness. Our exchange-traded credit products and preferred shares can carry some beta to markets as well and experienced a temporary mark-to-market drawdown during the stress. As the conflict moved toward a provisional resolution and markets stabilized into the late spring, those positions recovered, and the income they generated throughout the episode provided extra ballast when prices wobbled.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/10/2024)
SanJac Alpha Core Plus Bond ETF NAV	4.69	4.02
Bloomberg U.S. Aggregate Bond Index	5.13	2.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sanjacalpha.com/etf-sjcp/ for more recent performance information.
Net Assets	$ 7,538,243
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 15,523
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$7,538,243
Number of Holdings	19
Net Advisory Fee Paid	$15,523
Portfolio Turnover Rate	83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Securities	33.4%
Exchange Traded Debt	12.7%
Real Estate Investment Trusts - Preferred Stock	9.9%
U.S. Treasury Bills	3.3%
Collateralized Mortgage Obligations	1.1%
Real Estate Investment Trusts - Common Stock	1.0%
Cash & Other	38.6%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	24.4%
United States Treasury Inflation Indexed Bonds	9.0%
Rithm Capital Corp.	8.0%
PennyMac Mortgage Investment Trust	5.6%
United States Treasury Bill	3.3%
Babcock & Wilcox Enterprises, Inc.	2.8%
Chimera Investment Corp.	2.2%
Xcel Energy, Inc.	2.2%
NextEra Energy Capital Holdings, Inc.	1.2%
Duke Energy Corp.	0.9%

Updated Prospectus Web Address	https://sanjacalpha.com/etf-sjcp/
SanJac Alpha Low Duration ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Low Duration ETF
Class Name	SanJac Alpha Low Duration ETF
Trading Symbol	SJLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/etf-sjld/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/etf-sjld/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SanJac Alpha Low Duration ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund delivered total returns of 5.20% (based on net asset value).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s results were driven by a disciplined commitment to short-duration positioning in a year that tested experts in predicting the path of interest rates. We built the portfolio around very short-maturity U.S. Treasuries and high-quality short-term credit, which let us capture attractive front-end yields in a fairly flat curve while keeping interest-rate sensitivity low.
Developments that shaped the macroeconomic  backdrop
The Federal Reserve resumed cutting in the second half of 2025, lowering its target range by 75 basis points across its September, October, and December meetings to 3.50%–3.75%. A softening labor market, underscored by a record 43-day government shutdown that clouded the economic data into November, gave policymakers room to ease.
Volatile tariff policy continued throughout 2025 and into 2026 and kept inflation stubbornly above the Fed’s 2% target. That limited how far policymakers were willing to go in cutting rates and kept the front end of the curve well-anchored rather than collapsing, which helped preserve the income on our short-dated holdings.
A sharp geopolitical shock caused by the US/Iran conflict and subsequent oil supply constraints during late February through May 2026 sent rates broadly higher, a move our short-duration stance was specifically built to withstand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/10/2024)
SanJac Alpha Low Duration ETF NAV	5.20	4.67
Bloomberg U.S. Aggregate Bond Index	5.13	2.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sanjacalpha.com/etf-sjld/ for more recent performance information.
Net Assets	$ 2,548,453
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 6,497
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,548,453
Number of Holdings	10
Net Advisory Fee Paid	$6,497
Portfolio Turnover Rate	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(% of Net Assets)
U.S. Treasury Bills	39.1%
Exchange Traded Debt	34.1%
U.S. Treasury Securities	24.3%
Cash & Other	2.5%

Top Issuers	(% of Net Assets)
United States Treasury Bill	39.1%
United States Treasury Inflation Indexed Bonds	24.3%
PennyMac Mortgage Investment Trust	11.9%
MFA Financial, Inc.	6.9%
Babcock & Wilcox Enterprises, Inc.	5.0%
NextEra Energy Capital Holdings, Inc.	4.4%
Chimera Investment Corp.	3.0%
TPG Mortgage Investment Trust, Inc.	3.0%

Updated Prospectus Web Address	https://sanjacalpha.com/etf-sjld/